Fair Value Measurements: (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements Details [Abstract]
Marketable securities fair value level one	$ 175,541	$ 271,436
Marketable securities fair value level three		47,006
Marketable securities fair value level total	175,541	318,442
Convertible notes fair value level two	37,408,241	21,773,229
Convertible notes fair value total	$ 37,408,241	$ 21,773,229